Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011 Secured debt interest rate caps [member] Derivative	Nov. 30, 2011 Designated as hedging instrument [member] Derivative	Jun. 30, 2014 Designated as hedging instrument [member] Term loan interest rate swaps [member] Derivative	Dec. 31, 2013 Designated as hedging instrument [member] Term loan interest rate swaps [member] Derivative	Nov. 30, 2011 Designated as hedging instrument [member] Secured debt interest rate caps [member] Derivative	Jun. 30, 2014 Not designated as hedging instrument [member] CMBS loan interest rate cap [member] Derivative	Dec. 31, 2013 Not designated as hedging instrument [member] CMBS loan interest rate cap [member]	Jun. 30, 2014 Not designated as hedging instrument [member] Mortgage loan interest rate cap [member] Derivative	Dec. 31, 2013 Not designated as hedging instrument [member] Mortgage loan interest rate cap [member]	Nov. 30, 2013 Not designated as hedging instrument [member] Secured debt interest rate caps [member] Derivative	Jun. 30, 2013 Not designated as hedging instrument [member] Secured debt interest rate caps [member] Derivative	Nov. 30, 2012 Not designated as hedging instrument [member] Secured debt interest rate caps [member] Derivative	Dec. 31, 2011 Not designated as hedging instrument [member] Secured debt interest rate caps [member] Derivative	Nov. 30, 2011 Not designated as hedging instrument [member] Secured debt interest rate caps [member] Derivative
Derivative [Line Items]
Derivative, notional amount	$ 16,200		$ 1,450	$ 1,450	$ 14,600	$ 875	$ 875	$ 525	$ 525	$ 15,200	$ 15,200	$ 15,900	$ 15,900	$ 1,600
Derivative, swaption interest rate			1.87%	1.87%
Number of interest rate derivatives held	11	8	4	4	8	1		1		10	10	10	10	3
Derivative, cap interest rate						6.00%	6.00%	4.00%	4.00%